Consolidated Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Consolidated Shareholders' Equity

D.15. Consolidated shareholders’ equity

D.15.1. Share capital

As of December 31, 2017, the share capital was €2,508,039,808, consisting of 1,254,019,904 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2017	0.2	0.01%
December 31, 2016	20.0	1.55%

December 31, 2015	4.0	0.30%

January 1, 2015	9.5	0.72%

Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.

Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares	Share capital(a)	Additional paid-in capital(a)	Reserves(a)
December 31, 2014		1,319,367,445	2,639	5,614	-
During 2015	Capital increase by exercise of stock subscription options(b)	9,000,127	18	555	-

During 2015	Capital increase by issuance of restricted shares(c)	3,071,173	6	(6)	-

Board meeting of April 29, 2015	Reduction in share capital by cancellation of treasury shares	(18,482,786)	(37)	(1,454)	-

Board meeting of October 28, 2015	Reduction in share capital by cancellation of treasury shares	(7,259,200)	(15)	(670)	-
December 31, 2015		1,305,696,759	2,611	4,039	-
During 2016	Capital increase by exercise of stock subscription options(b)	3,418,421	7	212	-

During 2016	Capital increase by issuance of restricted shares(c)	3,664,248	7	(7)	-

Board meeting of April 28, 2016	Reduction in share capital by cancellation of treasury shares	(22,561,090)	(45)	(1,655)	-

Board meeting of July 22, 2016	Capital increase reserved for employees	1,803,986	4	96	-
December 31, 2016		1,292,022,324	2,584	2,685	-
During 2017	Capital increase by exercise of stock subscription options(b)	3,764,646	8	215	-

During 2017	Capital increase by issuance of restricted shares(c)	3,394,574	7	(7)	-

Board meeting of April 27, 2017	Reduction in share capital by cancellation of treasury shares	(36,380,198)	(73)	(2,709)	-

Board meeting of July 28, 2017	Capital increase reserved for employees	1,621,098	3	103	-

Board meeting of December 14, 2017	Reduction in share capital by cancellation of treasury shares	(10,402,540)	(21)	(229)	(616)
December 31, 2017		1,254,019,904	2,508	58	(616)

(a)	Amounts expressed in millions of euros.

(b)	Shares issued on exercise of Sanofi stock subscription options.

(c)	Shares vesting under restricted share plans and issued in the period.

For the disclosures about the management of capital required under IFRS 7, refer to Note B.27.

D.15.2. Restricted share plans

Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2017	2016	2015
Type of plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	May 10, 2017	May 4, 2016	June 24, 2015

Total number of shares awarded	3,587,465	4,097,925	3,832,840

Of which plans subject to a 4-year service period	-	-	2,546,420

Fair value per share awarded(a)	-	-	79.52

Of which plans subject to a 3-year service period	3,587,465	4,097,925	1,286,420

Fair value per share awarded(a)	81.50	61.06	82.96
Fair value of plan at the date of grant (€ million)	292	250	309

(a)	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.

The total expense recognized for all restricted share plans in the year ended December 31, 2017 was €238 million, compared with €219 million in the year ended December 31, 2016 and €187 million in the year ended December 31, 2015 (the 2016 and 2015 figures exclude the Animal Health business).

The number of restricted shares not yet fully vested as of December 31, 2017 was 12,867,519, comprising 3,468,576 under the 2017 plans; 3,798,073 under the 2016 plans; 3,438,420 under the 2015 plans; and 2,162,450 under the 2014 plans.

The number of restricted shares not yet fully vested was 13,543,254 as of December 31, 2016 and 14,076,259 as of December 31, 2015.

On March 5, 2014, the Board of Directors approved a performance share unit (PSU) plan, vesting at the end of a three-year service period and subject to performance conditions. That plan expired on March 5, 2017, resulting in a cash payment of €27 million based on attainment of the performance criteria. The corresponding expense was recognized on a straight line basis over the vesting period, in accordance with the policies described in Note B.24.3.

D.15.3. Capital increases

On March 2, 2017, the Sanofi Board of Directors approved an employee share ownership plan in the form of a capital increase reserved for employees. Employees were offered the opportunity to subscribe to the capital increase at a price of €70.01 per share, representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 14, 2017.

The subscription period was open from June 19 through June 30, 2017. The plan resulted in a total of 1,528,982 shares being subscribed for, and the immediate issuance of a further 92,116 shares as an employer’s contribution under the terms of the plan.

An expense of €21 million was recognized for this plan in the year ended December 31, 2017, of which €8 million was related to the employer’s contribution.

On March 3, 2016, the Sanofi Board of Directors approved an employee share ownership plan in the form of a capital increase reserved for employees. Employees were offered the opportunity to subscribe to the capital increase at a price of €57.25 per share, representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 8, 2016.

The subscription period was open from June 13 through June 24, 2016. The plan resulted in a total of 1,756,972 shares being subscribed for, and the immediate issuance of a further 47,014 shares as an employer’s contribution under the terms of the plan.

An expense of €16 million (excluding Animal Health) was recognized for this plan in the year ended December 31, 2016, of which €3 million was related to the employer’s contribution.

There were no capital increases reserved for employees in 2015.

D.15.4. Repurchase of Sanofi shares

On May 10, 2017, the Annual General Meeting of Sanofi shareholders approved a share repurchase program for a period of 18 months. Under that program (and that program alone), Sanofi repurchased 8,428,935 of its own shares during 2017 for a total amount of €702 million.

On May 4, 2016, the Annual General Meeting of Sanofi shareholders approved a share repurchase program for a period of 18 months. Under that program (and that program alone), Sanofi repurchased 18,426,601 of its own shares during 2017 for a total amount of €1,453 million, and 19,947,202 of its own shares during 2016 for a total amount of €1,503 million.

On May 4, 2015, the Annual General Meeting of Sanofi shareholders approved a share repurchase program for a period of 18 months. Under that program (and that program alone), Sanofi repurchased 18,764,233 of its own shares during 2016 for a total amount of €1,402 million, and 6,527,368 of its own shares during 2015 for a total amount of €551 million.

Transactions carried out under the liquidity contract in 2017 had a negative impact of €4 million on shareholders’ equity.

D.15.5. Reductions in share capital

Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1 above.

Those reductions have no impact on shareholders’ equity.

D.15.6. Currency translation differences

Currency translation differences comprise the following:

(€ million)	2017	2016	2015
Attributable to equity holders of Sanofi	(1,439)	1,787	701

Attributable to non-controlling interests	(32)	(18)	(22)
Total	(1,471)	1,769	679

The balance as of December 31, 2017 includes an after-tax amount of €66 million relating to hedges of net investments in foreign operations (refer to Note B.8.4. for a description of the relevant accounting policy), compared with €66 million as of December 31, 2016 and December 31, 2015.

That balance also includes €144 million of currency translation differences relating to the Animal Health business as of December 31, 2016 (€195 million as of December 31, 2015), presented in Assets held for sale or exchange and Liabilities related to assets held for sale or exchange for those periods.

The movement in Currency translation differences is mainly attributable to the US dollar.

D.15.7. Other comprehensive income

Movements within other comprehensive income are shown below:

(€ million)	2017	2016	2015
Balance, beginning of period	973	45	(2,315)
Attributable to equity holders of Sanofi	992	67	(2,287)

Attributable to non-controlling interests	(19)	(22)	(28)

Actuarial gains/(losses):

∎ Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(30)	(104)	650

∎ Actuarial gains/(losses) from investments accounted for using the equity method, net of taxes	2	(2)	2

∎ Tax effects(a)	(90)	(22)	(187)
Items not subsequently reclassifiable to profit or loss(b)	(118)	(128)	465
Available-for-sale financial assets:

∎ Change in fair value (excluding investments accounted for using the equity method)(c)	837	(104)	(29)

∎ Change in fair value (investments accounted for using the equity method, net of taxes)	1	(1)	(8)

∎ Tax effects	(145)	50	16

Cash flow hedges:

∎ Change in fair value (excluding investments accounted for using the equity method)(d)	(24)	30	(3)

∎ Change in fair value (investments accounted for using the equity method, net of taxes)	-	1	-

∎ Tax effects	8	(10)	1

Change in currency translation differences:

∎ Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(d)/(e)	(2,956)	1,033	1,681

∎ Currency translation differences (investments accounted for using the equity method)	(284)	57	243

∎ Hedges of net investments in foreign operations	-	-	(9)

∎ Tax effects	-	-	3
Items subsequently reclassifiable to profit or loss	(2,563)	1,056	1,895
Balance, end of period	(1,708)	973	45
Attributable to equity holders of Sanofi	(1,674)	992	67

Attributable to non-controlling interests	(34)	(19)	(22)

(a)	Includes the impact of changes in corporate income tax rates: €(127) million in 2017, €(37) million in 2016.

(b)	Items not subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(3) million in 2016, €(6) million in 2015.

(c)	Includes reclassifications to profit or loss: €(89) million in 2017, €447 million in 2016 and €(35) million in 2015.

(d)	Includes reclassifications to profit or loss: €(23) million in 2017, €2 million in 2016 and €(3) million in 2015.

(e)

Items subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(170) million in 2017 on divestment (comprising €(147) million of currency translation differences and €(23) million of cash flow hedges), €(51) million in 2016 and €(92) million in 2015.

D.15.8. Stock options

Stock option plans awarded

On May 10, 2017, the Board of Directors granted 378,040 stock subscription options at an exercise price of €88.97 per share. The vesting period is four years and the plan expires on May 10, 2027.

On May 4, 2016, the Board of Directors granted 402,750 stock subscription options at an exercise price of €75.90 per share. The vesting period is four years and the plan expires on May 4, 2026.

On June 24, 2015, the Board of Directors granted 435,000 stock subscription options at an exercise price of €89.38 per share. The vesting period is four years and the plan expires on June 24, 2025.

Measurement of stock option plans

The fair value of the stock subscription option plan awarded in 2017 is €5 million. That amount is recognized as an expense over the vesting period, with the other side of the entry recognized directly in equity. On that basis, an expense of €0.7 million was recognized in the year ended December 31, 2017.

The fair value of the stock subscription option plan awarded in 2016 is €3 million.

Sanofi used the following assumptions in determining the fair value of the plans:

∎	dividend yield: 3.56% (2017 plan), 4.51% (2016 plan) and 3.64% (2015 plan);

∎	volatility of Sanofi shares, computed on a historical basis: 23.74% (2017 plan), 24.54% (2016 plan) and 27.52% (2015 plan);

∎	risk-free interest rate: 0.270% (2017 plan), 0.056% (2016 plan) and 0.65% (2015 plan); and

∎	plan maturity: 7 years (2017, 2016 and 2015 plans). The plan maturity is the average expected remaining life of the options, based on observations of historical employee behavior.

Fair values per option awarded are €12.21, €6.60 and €16.12 for the 2017, 2016 and 2015 plans, respectively.

The expense recognized for stock option plans (and the corresponding amounts recognized in equity) are €4 million for 2017, and €6 million for 2016 and 2015.

As of December 31, 2017, the total unrecognized cost of unvested stock options was €8 million (versus €9 million as of December 31, 2016 and €12 million as of December 31, 2015), to be recognized over a weighted average period of 2.5 years. The current tax benefit related to the exercise of stock options in 2017 was €6 million (versus €2 million in 2016 and €12 million in 2015).

Stock purchase option plans

The table shows all Sanofi stock purchase option plans still outstanding or under which options were exercised in the year ended December 31, 2017.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2017
Synthélabo	03/30/1999	716,040	03/31/2004	03/30/2019	38.08	104,701
Total						104,701

Sanofi shares acquired to cover stock purchase option plans are deducted from shareholders’ equity. The exercise of all outstanding stock purchase options would increase shareholders’ equity by €4 million.

Stock subscription option plans

Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.

The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2017.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2017
Sanofi-aventis	12/13/2007	11,988,975	12/14/2011	12/13/2017	62.33	-

Sanofi-aventis	03/02/2009	7,736,480	03/04/2013	03/01/2019	45.09	1,679,020

Sanofi-aventis	03/01/2010	8,121,355	03/03/2014	02/28/2020	54.12	2,726,260

Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	242,578

Sanofi	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	528,001

Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	531,605

Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	863,815

Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	433,500

Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	401,500

Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	378,040
Total						7,784,319

The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €470 million. The exercise of each option results in the issuance of one share.

Summary of stock option plans

A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2015	25,602,256	61.14	1,565
Options exercisable	22,225,731	60.79	1,351

Options granted	435,000	89.38	39

Options exercised	(9,033,607)	63.50	(573)

Options cancelled(a)	(179,634)	60.04	(11)

Options forfeited	(956,400)	70.38	(67)
Options outstanding at December 31, 2015	15,867,615	60.03	953
Options exercisable	13,028,045	57.56	750

Options granted	402,750	75.90	31

Options exercised	(3,441,429)	63.83	(220)

Options cancelled(a)	(161,863)	68.09	(11)

Options forfeited	(601,271)	67.00	(40)
Options outstanding at December 31, 2016	12,065,802	59.03	713
Options exercisable	9,646,903	54.67	527

Options granted	378,040	88.97	33

Options exercised	(3,796,788)	58.92	(224)

Options cancelled(a)	(130,312)	69.06	(9)

Options forfeited	(627,722)	62.33	(39)
Options outstanding at December 31, 2017	7,889,020	60.08	474
Options exercisable	5,812,165	52.93	308

(a)	Mainly due to the grantees leaving Sanofi.

The table below provides summary information about options outstanding and exercisable as of December 31, 2017:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €30.00 to €40.00 per share	104,701	1.24	38.08	104,701	38.08

From €40.00 to €50.00 per share	1,679,020	1.16	45.09	1,679,020	45.09

From €50.00 to €60.00 per share	3,496,839	2.54	54.22	3,496,839	54.22

From €70.00 to €80.00 per share	1,796,920	6.37	73.64	531,605	72.19

From €80.00 to €90.00 per share	811,540	8.36	89.19	-	-
Total	7,889,020			5,812,165

D.15.9. Number of shares used to compute diluted earnings per share

Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2017	2016	2015
Average number of shares outstanding	1,256.9	1,286.6	1,306.2

Adjustment for stock options with dilutive effect	2.7	2.6	6.0

Adjustment for restricted shares	7.2	6.8	8.5
Average number of shares used to compute diluted earnings per share	1,266.8	1,296.0	1,320.7

In 2017, 0.8 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect, compared with 2.4 million in 2016 and 0.4 million in 2015.